Summary of Significant Accounting Policies (Tables)	7 Months Ended
Sep. 30, 2020
Summary of Significant Accounting Policies
Reconciliation of Net Loss Per Common Share

Accordingly, basic and diluted loss per common share is calculated as follows:

		For the
		Period from
		March 5, 2020
	Three Months	(Inception)
	Ended	Through
	September 30,	September 30,
	2020	2020
Net loss	$(128,710)	$(205,201)
Less: Income attributable to common stock subject to possible redemption	(25,471)	(4,914)
Adjusted net loss	(154,181)	(210,115)
Weighted average common shares outstanding, basic and diluted	3,075,821	2,921,484
Basic and diluted net loss per common share	$(0.05)	$(0.07)